CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF OUTSANDING PAYABLE
	As at Dec 31, 2024		As at Dec 31, 2025
	Percentage of Purchases	Accounts payable	Percentage of Purchases	Accounts Payable
	%	‘000	%	‘000
Vendor A	67.2	7,141	64.5	8,062